Document and Entity Information	12 Months Ended
Mar. 31, 2019 shares
Document and Entity Information [Abstract]
Document Type	20-F
Amendment Flag	false
Document Period End Date	Mar. 31, 2019
Document Fiscal Year Focus	2019
Document Fiscal Period Focus	FY
Entity Interactive Data Current	Yes
Trading Symbol	IX
Security 12b Title	(1) Common stock without par value (the “Shares”)(2) American depository shares (the “ADSs”), each of which represents five shares
SecurityExchangeName	NYSE
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Entity Registrant Name	ORIX CORP
Entity Central Index Key	0001070304
Current Fiscal Year End Date	--03-31
Entity Well-known Seasoned Issuer	Yes
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Filer Category	Large Accelerated Filer
Entity Emerging Growth Company	false
Entity Shell Company	false
Entity Common Stock, Shares Outstanding	1,324,629,128